Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Company Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) (in thousands) ($)(7)	Stock Price Performance ($)(8)
2022	13,583,222	(5,051,506)	896,705	(1,798,741)	19	129	(156,559)	12.08
2021	1,272,840	12,645,437	5,272,339	3,812,619	157	182	(106,606)	23.31
2020	16,829,446	35,260,766	1,089,816	5,083,656	144	136	(71,316)	12.89

(1)

We have never sponsored or maintained any defined benefit or actuarial pension plans. Therefore no pension value adjustments were made to the compensation actually paid amounts set forth in the table above. The Company has not paid nor accrued any dividends on equity awards in any applicable year.

(2)

The dollar amounts reported in the table are the amounts of total compensation reported for Mr. Ehrlichman and the average amounts of total compensation reported for the other NEOs as a group, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation–2022 Summary Compensation Table.”

(3)

The PEO reported in the table represents Mr. Ehrlichman for all three years shown. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s total compensation for each year to determine the CAP.

Year	Reported Summary Compensation Table Total for PEO	Less	Reported Value of Equity Awards	Plus	Equity Award Adjustments	Equals	CAP for PEO
	($)		($)(a)		($)(b)		($)
2022	13,583,222		12,893,066		(5,741,662)		(5,051,506)
2021	1,272,840		—		11,372,597		12,645,437
2020	16,829,446		14,964,252		33,395,572		35,260,766

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years	Added Value as of Vesting Date of Awards Granted and Vested During the Year	Added Change in Value of Awards Granted in Prior Years and Vested During the Year	Total Equity Award Adjustments
	($)	($)	($)	($)	($)
2022	1,520,099	(6,746,516)	1,520,122	(2,035,367)	(5,741,662)
2021	—	(1,078,059)	—	12,450,656	11,372,597
2020	24,873,237	7,524,199	—	998,136	33,395,572

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted and vested in the same year for any applicable year, the amount equal to the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value. There were no awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year that cannot be earned in a future performance period. The fair values of RSUs and

PRSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates in accordance with FASB ASC 718, consistent with the approach used to value the awards at the grant date as described in our Form 10-K. In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each year, and as of each vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the grant date. Any material changes to the RSU, PRSU and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PRSUs, updated estimates for performance outcomes.

(4)

The Non-PEO NEOs reported in the table represent Messrs. Neagle and Heimbigner for years 2020 and 2021, and Messrs. Tabak, Neagle and Heimbigner for year 2022. To calculate CAP, the following average adjustments were made to the average total compensation number shown in the SCT. See footnote (3) above for information on footnotes (a) and (b) in the table below.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less	Average Reported Value of Equity Awards	Plus	Average Equity Award Adjustments	Equals	Average CAP for Non-PEO NEOs
	($)		($)(a)		($)(b)		($)
2022	896,705		464,687		(2,230,759)		(1,798,741)
2021	5,272,339		4,603,657		3,143,937		3,812,619
2020	1,089,816		592,567		4,586,407		5,083,656

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years	Added Value as of Vesting Date of Awards Granted and Vested During the Year	Added Change in Value of Awards Granted in Prior Years and Vested During the Year	Deducted Value of Forfeited Awards Granted in Prior Years	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)
2022	223,440	(765,032)	—	(635,944)	(1,053,223)	(2,230,759)
2021	1,594,276	197,963	590,891	760,807	—	3,143,937
2020	4,394,085	124,552	40,810	26,960	—	4,586,407

(5)

Assumes an investment of $100 was made in the Company's common stock on January 13, 2020, the first day of trading of the Company’s common stock on Nasdaq, and measures cumulative total shareholder return from that date through and including December 31 of the specified year.

(6)

Assumes an investment of $100 was made in the S&P 500 IT Index on January 13, 2020 and measures cumulative total shareholder return from that date through and including December 31 of the specified year.

(7)	Reflects the Company's net income as reported in our financial statements.
(8)

Reflects the highest average 20-day closing share price within a 30-day period for the specified year, representing a performance condition associated with stock price compound annual growth targets for our PRSU awards.

Company Selected Measure Name	Stock Price Performance
Named Executive Officers, Footnote [Text Block]
(2)

The dollar amounts reported in the table are the amounts of total compensation reported for Mr. Ehrlichman and the average amounts of total compensation reported for the other NEOs as a group, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation–2022 Summary Compensation Table.”

(4)

The Non-PEO NEOs reported in the table represent Messrs. Neagle and Heimbigner for years 2020 and 2021, and Messrs. Tabak, Neagle and Heimbigner for year 2022. To calculate CAP, the following average adjustments were made to the average total compensation number shown in the SCT. See footnote (3) above for information on footnotes (a) and (b) in the table below.

Peer Group Issuers, Footnote [Text Block]
(6)

Assumes an investment of $100 was made in the S&P 500 IT Index on January 13, 2020 and measures cumulative total shareholder return from that date through and including December 31 of the specified year.

PEO Total Compensation Amount	$ 13,583,222	$ 1,272,840	$ 16,829,446
PEO Actually Paid Compensation Amount	$ (5,051,506)	12,645,437	35,260,766
Adjustment To PEO Compensation, Footnote [Text Block]
(3)

The PEO reported in the table represents Mr. Ehrlichman for all three years shown. The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ehrlichman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Ehrlichman’s total compensation for each year to determine the CAP.

Year	Reported Summary Compensation Table Total for PEO	Less	Reported Value of Equity Awards	Plus	Equity Award Adjustments	Equals	CAP for PEO
	($)		($)(a)		($)(b)		($)
2022	13,583,222		12,893,066		(5,741,662)		(5,051,506)
2021	1,272,840		—		11,372,597		12,645,437
2020	16,829,446		14,964,252		33,395,572		35,260,766

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years	Added Value as of Vesting Date of Awards Granted and Vested During the Year	Added Change in Value of Awards Granted in Prior Years and Vested During the Year	Total Equity Award Adjustments
	($)	($)	($)	($)	($)
2022	1,520,099	(6,746,516)	1,520,122	(2,035,367)	(5,741,662)
2021	—	(1,078,059)	—	12,450,656	11,372,597
2020	24,873,237	7,524,199	—	998,136	33,395,572

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted and vested in the same year for any applicable year, the amount equal to the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value. There were no awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year that cannot be earned in a future performance period. The fair values of RSUs and

PRSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates in accordance with FASB ASC 718, consistent with the approach used to value the awards at the grant date as described in our Form 10-K. In accordance with Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards were remeasured as of the end of each year, and as of each vesting date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the grant date. Any material changes to the RSU, PRSU and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PRSUs, updated estimates for performance outcomes.

Non-PEO NEO Average Total Compensation Amount	$ 896,705	5,272,339	1,089,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,798,741)	3,812,619	5,083,656
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The Non-PEO NEOs reported in the table represent Messrs. Neagle and Heimbigner for years 2020 and 2021, and Messrs. Tabak, Neagle and Heimbigner for year 2022. To calculate CAP, the following average adjustments were made to the average total compensation number shown in the SCT. See footnote (3) above for information on footnotes (a) and (b) in the table below.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less	Average Reported Value of Equity Awards	Plus	Average Equity Award Adjustments	Equals	Average CAP for Non-PEO NEOs
	($)		($)(a)		($)(b)		($)
2022	896,705		464,687		(2,230,759)		(1,798,741)
2021	5,272,339		4,603,657		3,143,937		3,812,619
2020	1,089,816		592,567		4,586,407		5,083,656

	Equity Award Adjustments
Year	Added Value of Outstanding and Unvested Awards Granted During the Year	Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years	Added Value as of Vesting Date of Awards Granted and Vested During the Year	Added Change in Value of Awards Granted in Prior Years and Vested During the Year	Deducted Value of Forfeited Awards Granted in Prior Years	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)
2022	223,440	(765,032)	—	(635,944)	(1,053,223)	(2,230,759)
2021	1,594,276	197,963	590,891	760,807	—	3,143,937
2020	4,394,085	124,552	40,810	26,960	—	4,586,407

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid versus Stock Price Performance

Reflects the highest average 20-day closing share price within a 30-day period for the specified year, consistent with a performance condition of PRSU awards granted in 2022.

Tabular List [Table Text Block]

Tabular List of Performance Measures

In the Company’s assessment, the financial performance measures set forth in the table below represent the most important financial performance measures used by the Company for 2022 to link compensation actually paid to the Company’s NEOs to Company performance. Please refer to “Executive Compensation” for additional information.

Most Important Performance Measures to Determine 2022 Compensation Actually Paid
Stock Price Performance	Revenue	Adjusted EBITDA

Total Shareholder Return Amount	$ 19	157	144
Peer Group Total Shareholder Return Amount	129	182	136
Net Income (Loss)	$ (156,559,000)	$ (106,606,000)	$ (71,316,000)
Company Selected Measure Amount | item	12.08	23.31	12.89
PEO Name	Mr. Ehrlichman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance
Non-GAAP Measure Description [Text Block]
(8)

Reflects the highest average 20-day closing share price within a 30-day period for the specified year, representing a performance condition associated with stock price compound annual growth targets for our PRSU awards.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,893,066		$ 14,964,252
PEO [Member] | Added Value of Outstanding and Unvested Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,520,099		24,873,237
PEO [Member] | Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,746,516)	$ (1,078,059)	7,524,199
PEO [Member] | Added Value as of Vesting Date of Awards Granted and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,520,122
PEO [Member] | Added Change in Value of Awards Granted in Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,035,367)	12,450,656	998,136
PEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,741,662)	11,372,597	33,395,572
Non-PEO NEO [Member] | Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	464,687	4,603,657	592,567
Non-PEO NEO [Member] | Added Value of Outstanding and Unvested Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,440	1,594,276	4,394,085
Non-PEO NEO [Member] | Added Change in Value of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(765,032)	197,963	124,552
Non-PEO NEO [Member] | Added Value as of Vesting Date of Awards Granted and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		590,891	40,810
Non-PEO NEO [Member] | Added Change in Value of Awards Granted in Prior Years and Vested During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(635,944)	760,807	26,960
Non-PEO NEO [Member] | Deducted Value of Forfeited Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,053,223)
Non-PEO NEO [Member] | Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,230,759)	$ 3,143,937	$ 4,586,407